Subsequent Event - Additional Information (Detail) (Ryerson Secured Credit Facility)	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Apr. 03, 2013 Subsequent Event	Apr. 03, 2013 Subsequent Event Minimum	Apr. 03, 2013 Subsequent Event Maximum	Apr. 03, 2013 Subsequent Event Scenario One	Apr. 03, 2013 Subsequent Event Scenario Two
Subsequent Event [Line Items]
Credit facility amendement, description			Extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 2017 Notes), if the 2017 Notes are then outstanding.
Credit facility amendement, maturity date	Mar. 14, 2016	Mar. 14, 2016				Apr. 03, 2018	Aug. 16, 2017
Interest rate reduction, basis points				0.25%	0.50%
Commitment fee reduction, basis points			0.125%